Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 740,696	¥ 770,750
Loans and others	33,708	50,912
Investment in Affiliates	¥ 774,404	¥ 821,662